Acquisitions - Acquisition of ALP Maritime Services B.V. - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2014	Mar. 31, 2014
Business Acquisition [Line Items]
General and administrative	$ 67,516,000	$ 44,473,000	$ 34,581,000
Revenues	1,019,539,000	930,739,000	901,227,000
Net income (loss)	17,656,000	71,915,000	123,015,000
ALP Maritime Services B.V. [Member]
Business Acquisition [Line Items]
Percentage of non controlling interest acquired				100.00%	100.00%
Expected cost of new buildings				258,000,000	258,000,000
Purchase price paid in cash				2,616,000
Number of vessels	6
Business Combination, Contingent Consideration Arrangements, Description	The Partnership has the option to pay up to 50% of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met.
General and administrative	500,000
Acquisition and business development fee	1,600,000
Revenues	500,000
Net income (loss)	2,300,000
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Business Acquisition [Line Items]
Number of vessels				4	4
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member]
Business Acquisition [Line Items]
Number of shareholders				3
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member] | Delivered [Member]
Business Acquisition [Line Items]
Contingent consideration payable				2,400,000
ALP Maritime Services B.V. [Member] | Shareholders of ALP [Member] | Contingent Consideration On Operating Results [Member]
Business Acquisition [Line Items]
Contingent consideration payable				2,600,000
ALP Maritime Services B.V. [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Acquisition and business development fee	$ 1,000,000